Annual Total Returns- PIMCO Real Return Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Real Return Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.83%	8.92%	(9.08%)	3.25%	(2.56%)	5.35%	3.81%	(2.06%)	8.60%	11.88%